As filed with the Securities and Exchange Commission on December 7, 2016

File No. 333-212548

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 2	[X]

Franklin Federal Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

(650)312-3200
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, Ca 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C and Advisor Shares of beneficial interest, no par value, of Franklin Federal Tax-Free Income Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended on September 1, 2016 (Accession no. 0000357310-16-000049).

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a) and 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(b)

Certificate of Trust of Franklin Federal Tax-Free Income Fund dated October 18, 2006

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

By-Laws of Franklin Federal Tax-Free Income Fund a Delaware Statutory Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Agreement and Plan of Reorganization between Franklin Federal Tax-Free Income Fund and Franklin Tax-Free Trust on behalf of Franklin Insured Tax-Free Income Fund dated November 7, 2016

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Articles III (Shares), V (Shareholders’ Voting Powers and Meetings), VI (Net Asset Value, Distributions, Redemptions and Transfers), VIII (Certain Transactions) and X (Miscellaneous) of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(b)

Articles II (Meeting of Shareholders), VI (Records and Reports), VII (General Matters) and VIII (Amendment) of the By-Laws of the Registrant

Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2007

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Management Agreement between the Registrant and Franklin Advisers, Inc. dated September 1, 2007

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2008

(b)

Addendum dated January 1, 2008 to the Investment Management Agreement between the Registrant and Franklin Advisers, Inc. Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2012

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 26, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 26, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 21, 1997

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: June 23, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: December 22, 1998

(d)

Amendment dated June 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 26, 2016

(e)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 26, 2016

(f)

Amendment dated June 7, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 26, 2016

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2009

(b)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2010

(c) Multiple Class Plan dated October 17, 2006 Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2012

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated July 15, 2016 Filing: Registration Statement on Form N-14 File No. 333-212548 Filing Date: July 15, 2016

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Tax Opinion dated December 2, 2016

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2012

(b)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

File No. 002-75925

Filing Date: August 27, 2014

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm
Filing: Post-Effective Amendment No. 1 to the Registration Statement on N-14
File No. 333-212548
Filing Date: September 1, 2016
(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated May 19, 2016 Filing: Registration Statement on Form N-14 File No. 333-212548 Filing Date: July 15, 2016

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 27, 2014

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 6th day of December 2016.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

CHRISTOPHER J. MOLUMPHY*
Christopher J. Molumphy	President and Chief Executive Officer- Investment Management
Dated: December 6, 2016

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: December 6, 2016

GASTON GARDEY*
Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: December 6, 2016

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: December 6, 2016

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: December 6, 2016

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: December 6, 2016

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: December 6, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: December 6, 2016

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: December 6, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: December 6, 2016

JOHN B WILSON*	Trustee
John B. Wilson	Dated: December 6, 2016

*By    /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN FEDERAL TAX-FREE INCOME FUND

N-14 REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(4)(a)	Agreement and Plan of Reorganization between Franklin Federal Tax-Free Income Fund and Franklin Tax-Free Trust on behalf of Franklin Insured Tax-Free Income Fund dated November 7, 2016	Attached

EX-99.(12)(a)	Tax Opinion dated December 2, 2016	Attached